DEFERRED INCOME TAX ASSETS/LIABILITIES - Deferred tax assets and liabilities, net (Details) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities, net	$ 80,144	$ 72,335
Actions for recourse tax receivable	(882)	(1,185)
Total deferred tax liability, net	79,262	71,150
Net deferred tax assets	(412)	(399)
Net deferred tax liabilities	79,674	71,549
Currency translation adjustments	82
Tax carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities, net	(11,467)	(11,695)
Allowance for doubtful accounts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities, net	(2,909)	(2,061)
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities, net	(1,472)	(2,082)
PP&E and Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities, net	74,104	70,687
Cash dividends from foreign companies
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities, net	588	701
Income tax inflation adjustment effect
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities, net	21,340	16,808
Other deferred tax liabilities (assets), net
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities, net	$ (40)	$ (23)